Inventories - Schedule of Inventory (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Finished products and goods for resale	€ 27,249	€ 21,440
CO2 tickets	6,855	4,577
Total	€ 34,104	€ 26,017